N-2	May 10, 2023
Cover [Abstract]
Entity Central Index Key	0000701374
Amendment Flag	false
Securities Act File Number	1-13703
Document Type	8-K
Entity Registrant Name	Six Flags Entertainment Corporation
Entity Address, Address Line One	1000 Ballpark Way Suite 400
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	972
Local Phone Number	595-5000
Entity Emerging Growth Company	false